Insurance Net Investment Result	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Insurance net investment result
9 Insurance net investment result

		Insurance contracts		Investment contracts with DPF	2023

	Note	Direct Part	Without direct part.	Direct Part	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	9.1	-	2,738	-	2,738

Interest revenue on financial instruments measured at FVPL	9.2	231	369	137	737

Other investment income	9.3	845	11	427	1,283

Results from financial transactions	9.4	11,446	(467)	1,322	12,302

Impairment (losses) / reversals	9.5	-	(86)	-	(86)

Interest expenses		-	(218)	-	(218)

P&L impacts		12,523	2,347	1,886	16,756

Gains / (losses) on financial assets measured at FVOCI		-	1,311	-	1,311

Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI		-	577	-	577

OCI impacts		-	1,888	-	1,888

Total insurance investment return		12,523	4,235	1,886	18,644

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts		-	(3,098)	-	(3,098)

Changes in interest rates and other financial assumptions		-	(1,587)	-	(1,587)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates ,		-	(421)	-	(421)

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets of products with direct participating features		(13,730)	-	(1,921)	(15,651)

Change in fulfilment value not recognized in CSM due to risk mitigation option		1,493	-	-	1,493

Insurance finance income / (expenses) – Premium allocation approach

Insurance finance expenses from PAA contracts		-	(12)	-	(12)

Total insurance finance income / (expenses)		(12,237)	(5,118)	(1,921)	(19,276)

Represented by:

Amounts recognized in profit or loss		(12,244)	(3,485)	(1,921)	(17,650)

Amounts recognized in OCI		7	(1,633)	-	(1,626)

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts		-	630	-	630

Changes in interest rates and other financial assumptions		-	283	-	283

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	148	-	148

Changes in risk of non-performance of reinsurers		-	(12)	-	(12)

Reinsurance finance income / (expenses) on reinsurance held		-	1,048	-	1,048

Represented by:

Amounts recognized in profit or loss		-	699	-	699

Amounts recognized in OCI		-	349	-	349

Insurance net investment result		285	165	(34)	415

Represented by:

Amounts recognized in profit or loss		278	(440)	(34)	(196)

Amounts recognized in OCI		7	604	-	611

		Insurance contracts		Investment contracts with DPF	2022

	Note	Direct Part	Without direct part.	Direct Part	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	9.1	-	2,898	-	2,898

Interest revenue on financial instruments measured at FVPL	9.2	182	265	128	575

Other investment income	9.3	701	31	421	1,153

Results from financial transactions	9.4	(24,716)	(909)	(3,880)	(29,505)

Impairment (losses) / reversals	9.5	-	(95)	-	(95)

Interest expenses		-	(97)	-	(97)

P&L impacts		(23,833)	2,092	(3,331)	(25,072)

Gains / (losses) on investments in equity instruments designated at FVOCI		-	2	-	2

Gains / (losses) on financial assets measured at FVOCI		-	(14,571)	-	(14,571)

Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI		-	488	-	488

OCI impacts		-	(14,081)	-	(14,081)

Total insurance investment return		(23,833)	(11,989)	(3,331)	(39,153)

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts		-	(3,045)	-	(3,045)

Changes in interest rates and other financial assumptions		-	18,495	-	18,495

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates ,		-	786	-	786

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets of products with direct participating features		20,886	-	3,247	24,133

Change in fulfilment value not recognized in CSM due to risk mitigation option		3,323	-	-	3,323

Insurance finance income / (expenses) – Premium allocation approach

Insurance finance expenses from PAA contracts		-	(7)	-	(7)

Total insurance finance income / (expenses)		24,208	16,230	3,247	43,685

Represented by:

Amounts recognized in profit or loss		24,233	(2,475)	3,247	25,005

Amounts recognized in OCI		(25)	18,705	-	18,680

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts		-	660	-	660

Changes in interest rates and other financial assumptions		-	(4,469)	-	(4,469)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	(267)	-	(267)

Changes in risk of non-performance of reinsurers		-	3	-	3

Reinsurance finance income / (expenses) on reinsurance held		-	(4,073)	-	(4,073)

Represented by:

Amounts recognized in profit or loss		-	599	-	599

Amounts recognized in OCI		-	(4,672)	-	(4,672)

Insurance net investment result		375	168	(84)	458

Represented by:

Amounts recognized in profit or loss		400	217	(84)	532

Amounts recognized in OCI		(25)	(49)	-	(74)
During the reporting period, Aegon did not change the basis of disaggregation of insurance finance income / (expenses) between the Income statement and OCI.

9.1 Interest revenue on financial instruments calculated using the effective interest method

	2023

	Without direct part.	Total

Debt securities and money market instruments	2,166	2,166

Loans	433	433

Other	139	139

At December 31	2,738	2,738

	2022

	Without direct part.	Total

Debt securities and money market instruments	2,479	2,479

Loans	425	425

Other	(6)	(6)

At December 31	2,898	2,898
9.2 Interest revenue on financial instruments measured at FVPL

	Insurance contracts		Investment contracts with DPF	2023

	Direct Part	Without direct part.	Direct Part	Total

Non-derivative assets applying the fair value option	231	54	137	422

Non-derivative assets failing the SPPI criteria	-	315	-	315

On December 31	231	369	137	737

	Insurance contracts		Investment contracts with DPF	2022

	Direct Part	Without direct part.	Direct Part	Total

Non-derivative assets applying the fair value option	188	48	128	364

Non-derivative assets failing the SPPI criteria	-	217	-	217

Non-derivative assets – PH designated	(5)	-	-	(5)

On December 31	182	265	128	575
9.3 Other investment income

	Insurance contracts		Investment contracts with DPF	2023

	Direct Part	Without direct part.	Direct Part	Total

Dividend income	828	12	417	1,257

Rental income	17	(2)	11	26

On December 31	845	11	427	1,283

	Insurance contracts		Investment contracts with DPF	2022

	Direct Part	Without direct part.	Direct Part	Total

Dividend income	680	28	407	1,115

Rental income	20	4	14	38

On December 31	701	31	421	1,153
9.4 Results from financial transactions

	Insurance contracts		Investment contracts with DPF	2023

	Direct Part	Without direct part.	Direct Part	Total

Net fair value change of financial investments at fair value through profit or loss, other than derivatives

Shares	800	13	413	1,225

Debt securities and money market investments	55	1,366	36	1,457

Unconsolidated investment funds	11,800	11	939	12,750

Other	-	15	-	15

	12,655	1,404	1,388	15,447

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(95)	29	(48)	(114)

Bifurcated embedded derivatives	-	(1)	-	(1)

Change in fair value of hedges on guarantees in products with direct participating features	(1,085)	-	-	(1,085)

Ineffective portion of hedge transactions to which hedge accounting is applied	-	3	-	3

	(1,181)	31	(48)	(1,197)

Realized gains and (losses) on financial investments

Debt securities and money market investments	-	(15)	-	(15)

	-	(16)	-	(16)

Realized gains and (losses) on financial investments comprised of:

Investments measured at fair value through other comprehensive income (“FVOCI”)	-	(15)	-	(15)

Other

Gains and (losses) on investments in real estate	(28)	-	(18)	(46)

Net fair value change on investments in real estate	-	2	-	2

	(28)	2	(18)	(44)

On December 31	11,446	1,421	1,322	14,190

Represented by:

Assets designated at FVPL	12,627	(562)	1,370	13,435

Assets mandatorily measured at FVPL	(1,181)	95	(48)	(1,134)

Other (i.e. FVOCI)	-	1,888	-	1,888

	Insurance contracts		Investment contracts with DPF	2022

	Direct Part	Without direct part.	Direct Part	Total

Net fair value change of financial investments at fair value through profit or loss, other than derivatives

Shares	(1,566)	(33)	(950)	(2,548)

Debt securities and money market investments	(1,153)	(14,958)	(737)	(16,847)

Unconsolidated investment funds	(18,538)	(38)	(1,785)	(20,360)

Other	-	329	-	329

	(21,256)	(14,699)	(3,471)	(39,427)

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(333)	(361)	(385)	(1,080)

Bifurcated embedded derivatives	-	(1)	-	(1)

Change in fair value of hedges on guarantees in products with direct participating features	(3,093)	-	-	(3,093)

Ineffective portion of hedge transactions to which hedge accounting is applied	-	(3)	-	(3)

	(3,427)	(364)	(385)	(4,176)

Realized gains and (losses) on financial investments

Loans	-	36	-	36

	-	35	-	35

Realized gains and (losses) on financial investments comprised of:

Investments measured at amortized cost	-	36	-	36

Other

Gains and (losses) on investments in real estate	(33)	-	(23)	(56)

Net fair value change on investments in real estate	-	1	-	1

Net foreign currency gains and (losses)	-	37	-	37

	(33)	38	(23)	(18)

On December 31	(24,716)	(14,990)	(3,880)	(43,586)

Represented by:

Assets designated at FVPL	(21,289)	(714)	(3,495)	(25,498)

Assets mandatorily measured at FVPL	(3,427)	(194)	(385)	(4,006)

Other (i.e. FVOCI)	-	(14,081)	-	(14,081)
9.5 Impairment (losses) / reversals

	2023	2022

Impairment losses on financial assets, excluding receivables

Debt securities and money market investments	(77)	(121)

Loans	(15)	10

Other	-	6
Impairment reversals on financial assets, excluding receivables

Debt securities and money market investments	37	26
Impairment losses and reversals on non-financial assets and receivables	(31)	(17)

On December 31	(86)	(95)